Retirement Benefits - Defined Contribution Savings Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Savings plan matching contributions	$ 90	$ 95	$ 88
Commonwealth Edison Co [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Savings plan matching contributions	35	36	35
PECO Energy Co [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Savings plan matching contributions	12	12	11
Baltimore Gas and Electric Company [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Savings plan matching contributions	12	13	12
Pepco Holdings LLC [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Savings plan matching contributions	14	14	13
Potomac Electric Power Company [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Savings plan matching contributions	4	4	3
Delmarva Power & Light Company [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Savings plan matching contributions	3	3	3
Atlantic City Electric Company [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Savings plan matching contributions	$ 2	$ 3	$ 2